Segment Information (Details) - Schedule of operating segments information - Segment Information [Member] - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total Revenue	$ 38,876,968	$ 34,079,482
Total Gross profit	11,138,086	10,671,403
Total Current assets	76,301,154		$ 66,996,451
Total Non-current assets	33,997,901		13,495,858
Installation and maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	24,301,679	21,979,399
Total Gross profit	8,226,464	7,286,334
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	8,990,258	8,009,015
Total Gross profit	1,227,427	1,321,638
Total Current assets	1,202,230
Total Non-current assets	2,407,814
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	3,557,245	4,091,068
Total Gross profit	1,381,314	2,063,431
Total Current assets
Total Non-current assets	5,512,272		4,301,543
Sales of pharmaceutical products [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,380,344
Total Gross profit	128,938
Total Current assets	5,852,374
Total Non-current assets	11,801,444
Educational consulting services [Member]
Segment Reporting Information [Line Items]
Total Revenue	647,441
Total Gross profit	173,943
Total Current assets	922,887
Total Non-current assets	5,146,418
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	68,323,663		66,996,451
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 9,129,953		$ 9,194,315